Schedule of deposits, prepaid expenses and other assets (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 58,724	$ 75,995	$ 141,417
Deposits	60,763	78,633	21,966
GST receivables	14,918	19,305	19,305
Prepaid expenses	1,572,839	2,035,411	564,679
Other receivables	1,320,735	1,709,164	3,745
Deposits prepaid expenses and other current assets	$ 3,027,979	$ 3,918,508	$ 751,112